                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM(R) INVESTMENTS LOGO)

AIMinvestments.com   I-TST-QTR-1 11/07   A I M Advisors, Inc.

Premier Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
COMMERCIAL PAPER-39.56%(a)

ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-3.38%

Amstel Funding Corp.
   (Acquired 10/02/07; Cost
   $44,590,500)
   5.20%(b)(c)                          12/04/07   $     45,000   $   44,980,500
   (Acquired 09/27/07; Cost
   $49,440,681)
   5.23%(b)(c)                          12/14/07         50,000       49,905,569
Atlantis One Funding Corp.
    (Acquired 11/28/07; Cost
   $44,385,038)
   5.29%(b)(c)                          02/29/08         45,000       44,404,875
                                                                  --------------
                                                                     139,290,944
                                                                  --------------
ASSET-BACKED SECURITIES - FULLY
   BACKED-1.20%

Curzon Funding Ltd./LLC
   (CEP-American Insurance Group, Inc.)
   (Acquired 11/06/07-11/07/07; Cost
   $49,424,931)
   4.90%(b)                             01/30/08         50,000       49,591,667

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-12.68%

Concord Minutemen Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 11/06/07; Cost
   $49,291,597)
   5.05%(b)                             02/15/08         50,000       49,466,944
   (Acquired 11/14/07; Cost
   $74,184,583)
   5.15%(b)                             01/29/08         75,000       74,366,979
Crown Point Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/30/07; Cost
   $24,628,750)
   4.95%(b)                             02/15/08         25,000       24,738,750
   (Acquired 05/21/07; Cost
   $28,881,042)
   5.13%(b)                             02/07/08         30,000       29,709,583

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)

Govco LLC
   (Multi-CEP's-Government sponsored
   entities)
   (Acquired 10/09/07; Cost
   $98,901,500)
   5.07%(b)                             12/26/07   $    100,000   $   99,647,917
Legacy Capital Co., LLC -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/17/07; Cost
   $49,594,667)
   5.12%(b)                             12/13/07         50,000       49,914,667
   (Acquired 11/14/07; Cost
   $49,456,389)
   5.15%(b)                             01/29/08         50,000       49,577,986
Lexington Parker Capital
   Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/30/07; Cost
   $14,777,250)
   4.95%(b)                             02/15/08         15,000       14,843,250
Long Lane Master Trust IV -Series A
   (CEP-Bank of America, N.A.)
   (Acquired 10/26/07; Cost
   $16,792,014)
   4.84%(b)                             01/25/08         17,000       16,874,294
   (Acquired 11/26/07; Cost
   $39,463,333)
   5.25%(b)                             02/26/08         40,000       39,492,500
   (Acquired 11/27/07; Cost
   $49,337,500)
   5.30%(b)                             02/25/08         50,000       49,366,945
Ticonderoga Funding LLC
   (CEP-Bank of America, N.A.)
   (Acquired 11/09/07; Cost
   $24,794,549)
   4.85%(b)                             01/09/08         25,000       24,868,646
                                                                  --------------
                                                                     522,868,461
                                                                  --------------

Premier Portfolio


                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-8.62%

Atlantic Asset
   Securitization LLC
   (Acquired 11/26/07; Cost
   $59,747,500)
   5.05%(b)                             12/26/07   $     60,000   $   59,789,583
Clipper Receivables Co., LLC
   (Acquired 11/13/07; Cost
   $104,080,438)
   4.95%(b)                             01/15/08        105,000      104,350,313
CRC Funding LLC
   (Acquired 10/19/07; Cost
   $49,619,667)
   4.89%(b)                             12/14/07         50,000       49,911,708
Sheffield Receivables Corp.
   (Acquired 11/06/07; Cost
   $49,481,319)
   4.85%(b)                             01/22/08         50,000       49,649,722
   (Acquired 11/14/07; Cost
   $41,599,915)
   4.97%(b)                             01/22/08         42,000       41,698,487
   (Acquired 11/20/07; Cost
   $49,886,667)
   5.10%(b)                             12/06/07         50,000       49,964,583
                                                                  --------------
                                                                     355,364,396
                                                                  --------------
ASSET-BACKED SECURITIES -
   SECURITIES-1.20%

Grampian Funding Ltd./LLC
   (Acquired 11/01/07; Cost
   $49,181,944)
   4.75%(b)(c)                          03/05/08         50,000       49,373,264

ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-1.80%

Ciesco, LLC
   (Acquired 11/27/07; Cost
   $49,246,097)
   5.27%(b)                             03/10/08         50,000       49,268,055
Eureka Securitization, Inc.
   (Acquired 10/29/07; Cost
   $24,755,903)
   4.75%(b)                             01/11/08         25,000       24,864,757
                                                                  --------------
                                                                      74,132,812
                                                                  --------------
DIVERSIFIED BANKS-6.76%

Bank of Scotland PLC
   4.73%(c)                             02/26/08         25,000       24,714,350
CALYON North America Inc.
   4.88%(c)                             12/19/07         50,000       49,878,125
HBOS Treasury Services PLC
   5.66%(c)                             12/07/07         50,000       49,952,833
Royal Bank of Scotland PLC
   4.86%(c)                             12/21/07         50,000       49,865,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
DIVERSIFIED BANKS-(CONTINUED)

Societe Generale North America, Inc.
   4.78%(c)                             02/01/08   $     80,000   $   79,342,111
UBS Finance (Delaware) Inc.
   4.85%(c)                             12/20/07         25,000       24,936,007
                                                                  --------------
                                                                     278,688,426
                                                                  --------------
DIVERSIFIED CAPITAL MARKETS-0.96%

Morgan Stanley & Co.
   5.40%                                03/10/08         40,000       39,400,000

REGIONAL BANKS-2.96%

Bank of Ireland
   (Acquired 10/25/07; Cost
   $24,671,375)
   4.78%(b)(c)                          02/01/08         25,000       24,794,194
Danske Corp.
   (Acquired 09/17/07; Cost
   $49,315,111)
   5.36%(b)(c)                          12/18/07         50,000       49,873,445
Westpac Banking Corp.
   (Acquired 09/14/07; Cost
   $46,862,785)
   5.40%(b)(c)                          12/17/07         47,533       47,418,921
                                                                  --------------
                                                                     122,086,560
                                                                  --------------
   Total Commercial Paper
      (Cost $1,630,796,530)                                        1,630,796,530
                                                                  --------------
CERTIFICATES OF DEPOSIT-8.37%

Barclays Bank PLC
   4.93%                                02/25/08         25,000       25,000,294
   5.35%                                06/04/08         40,000       40,000,490
HBOS Treasury Services PLC
   5.39%                                01/30/08         25,000       25,000,000
Royal Bank of Scotland PLC
   4.90%                                05/30/08         40,000       40,000,000
Societe Generale S.A.
   (United Kingdom)
   5.82%(c)                             12/07/07         50,000       50,000,000
UBS A.G.
   5.33%                                06/10/08         50,000       50,000,000
   5.38%                                06/02/08         40,000       40,000,000
   5.52%                                03/06/08         25,000       25,000,000
UniCredito Italiano S.p.A
   5.25%                                12/31/07         50,000       50,000,000
                                                                  --------------
   Total Certificates of Deposit
      (Cost $345,000,784)                                            345,000,784
                                                                  --------------
MASTER NOTE AGREEMENTS-7.89%

Lehman Brothers Inc.
   (Acquired 01/10/07; Cost
   $140,000,000)
   4.84%(b)(d)(e)(f)                          --        140,000      140,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
MASTER NOTE AGREEMENTS-(CONTINUED)

Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 10/10/07; Cost
   $185,000,000)
   4.82%(b)(d)(f)                       01/08/08   $    185,000   $  185,000,000
                                                                  --------------
   Total Master Note Agreements
      (Cost $325,000,000)                                            325,000,000
                                                                  --------------
FUNDING AGREEMENTS-4.12%

Metropolitan Life Insurance Co.
   (Acquired 07/17/06; Cost
   $45,000,000)
   5.29%(b)(g)(h)                       11/18/08         45,000       45,000,000
MetLife Insurance Co. of Connecticut
   (Acquired 10/12/07; Cost
   $35,000,000)
   5.32%(b)(g)(h)                       10/10/08         35,000       35,000,000
New York Life Insurance Co.
   (Acquired 04/04/07; Cost
   $90,000,000)
   5.29%(b)(g)(h)                       04/04/08         90,000       90,000,000
                                                                  --------------
   Total Funding Agreements
      (Cost $170,000,000)                                            170,000,000
                                                                  --------------
TIME DEPOSIT-1.82%

Dexia Banque
   (Belgium) 4.65%(c)(d)
   (Cost $75,000,000)                   12/03/07         75,000       75,000,000

MEDIUM-TERM NOTES-3.76%

Allstate Life Global Funding Trust
   Floating Rate MTN
   4.63%(h)                             08/13/08         50,000       50,000,000
Credit Agricole S.A
   Floating Rate MTN
   (Acquired 06/23/06; Cost
   $20,000,000)
   5.14%(b)(c)(h)                       07/23/08         20,000       20,000,000
JPMorgan Chase & Co.
   Series C, Sr. Floating Rate MTN
   5.15%(h)                             01/25/08         50,000       50,000,779
Metropolitan Life Global Funding I
   Floating Rate MTN
   (Acquired 08/20/03; Cost
   $10,000,000)
   4.75%(b)(h)                          08/14/08         10,000       10,000,000
Westpac Banking Corp.
    Floating Rate MTN
   (Acquired 11/15/06; Cost
   $25,000,000)
   4.66%(b)(c)(h)                       09/05/08         25,000       25,000,000
                                                                  --------------
   Total Medium-Term Notes
      (Cost $155,000,779)                                            155,000,779
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES-0.62%

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-0.36%

RACERS Trust
   Series 2004-6-MM, Floating Rate
   Notes (CEP-Lehman Brothers
   Holdings Inc.) (Acquired 04/13/04;
   Cost $15,000,000)
   4.83%(b)(h)                          01/22/08   $     15,000   $   15,000,000

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED
   MONOLINE-0.26%

Wachovia Asset Securitization
   Issuance, LLC;
   Series 2004-HEMM2, Class
   AMM, Putable Floating Rate Bonds
   (CEP-Ambac Assurance Corp.)
   (Acquired 09/07/05; Cost
   $11,441,082)
   4.94%(b)(i)(j)                       12/25/34         10,555       10,555,719
                                                                  --------------
   Total Asset-Backed Securities
      (Cost $25,555,719)                                              25,555,719
                                                                  --------------
VARIABLE RATE DEMAND NOTES-1.50%(I)

INSURED-0.10%(J)

Nanotechnology Research LLC, Arizona
   (Arizona State University Project);
   Series 2004, Lease Taxable RB
   (INS-MBIA Insurance Corp.)
   4.84%(d)                             03/01/34          1,200        1,200,000
University of Alabama;
   Series 2004 B, Taxable RB
   (INS-MBIA Insurance Corp.)
   4.85%(d)                             07/01/09          2,850        2,850,000
                                                                  --------------
                                                                       4,050,000
                                                                  --------------
LETTER OF CREDIT ENHANCED-1.40%(K)

Albuquerque (City of), New Mexico
   (KTech Corp. Project);
   Series 2002, Taxable RB,
   (LOC-Wells Fargo Bank, N.A.)
   4.87%(d)                             11/01/22          1,550        1,550,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Portfolio

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co.
   (Cullman Outpatient Center
   Project); Series 2006 F,
   (LOC-Wachovia Bank, N.A.)
   5.13%                                08/01/31   $      2,850   $    2,850,000
Capital Markets Access Co.
   (Surgery Center of Cullman
   Project); Series 2006 G,
   (LOC-Wachovia Bank, N.A.)
   5.13%                                08/01/13          1,850        1,850,000
Exeter Realty Co.
   Series 2003 A, (LOC-General
   Electric Capital Corp.)
   5.07%(d)                             10/01/13          3,250        3,250,000
Gainesville (City of) & Hall
   (County of), Georgia Development
   Authority
   (Fieldale Farms Corp. Project);
   Series 2006, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   5.13%(d)                             03/01/21         10,000       10,000,000
Germain Properties of Columbus Inc.,
   Germain Real Estate Co. LLC and
   Germain Motor Co.;
   Series 2001, Floating Rate Notes
   (LOC-JPMorgan Chase Bank, N.A.)
   4.98%(d)                             03/01/31          7,413        7,413,000
GMS Associates III;
   Series 1995, Floating Rate Bonds
   (LOC-Bank of America, N.A.)
   4.86%(d)                             11/01/25          9,400        9,400,000
Habasit Holding America Inc.;
   Series 2006,
   (LOC-Bank of America, N.A.)
   5.00%(d)                             03/01/16          2,655        2,655,000
Montgomery (City of), Alabama
   (Riverfront Stadium Project);
   Series 2003 B, Taxable RB Wts.,
   (LOC-Wachovia Bank, N.A.)
   4.82%(d)                             11/01/23          5,500        5,500,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Port Blakely Communities, Inc.
   Washington; Series 2001 C,
   Taxable RB
   (LOC-Bank of America, N.A.)
   4.90%(d)                             02/15/21   $      6,000   $    6,000,000
Saint Jean Industries, Inc.;
   Series 2006,
   (LOC-General Electric
   Capital Corp.)
   (Acquired 09/28/06; Cost
   $7,685,000)
   5.02%(b)(d)                          10/01/21          7,355        7,355,000
                                                                  --------------
                                                                      57,823,000
                                                                  --------------
   Total Variable Rate Demand Notes
      (Cost $61,873,000)                                              61,873,000
                                                                  --------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-67.64%
   (Cost $2,788,226,812)                                           2,788,226,812
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS-32.51%(L)

Barclays Capital Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $1,400,540,167 (collateralized by
   U.S. Government obligations valued
   at $1,428,000,001; 4.46%-6.62%,
   09/01/34-12/01/37)
   4.63%, 12/03/07                                  210,356,691      210,275,560
BNP Paribas, Joint agreement dated
   11/30/07, aggregate maturing value
   $1,100,400,688 (collateralized by
   U.S. Government and Corporate
   obligations valued at
   $1,134,715,010; 0%-10.87%,
   10/19/08-01/15/46)
   4.81%, 12/03/07(c)                               195,078,122      195,000,000
Citigroup Global Markets Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $950,380,594
   (collateralized by Corporate
   obligations valued at
   $997,500,000; 5.61%-5.68%,
   12/31/10-11/12/47)
   4.81%, 12/03/07(m)                               195,078,122      195,000,000
Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $2,000,771,667 (collateralized by
   U.S. Government obligations valued
   at $2,040,000,001; 5.00%-6.91%,
   06/01/16-11/01/37)
   4.63%, 12/03/07                                  200,077,167      200,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Portfolio

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.A/S.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $800,319,167 (collateralized
   by Corporate obligations valued at
   $840,000,000; 0%-5.53%,
   03/25/37-06/03/52)
   4.79%, 12/03/07(c)                              $195,077,797   $  195,000,000
Goldman, Sachs & Co., Open joint with
   no maturing value (collateralized
   by Corporate obligations valued at
   $315,000,001; 0%-6.46%,
   01/10/09-12/25/36)
   4.76%                                            150,000,000      150,000,000
Wachovia Capital Markets, LLC Joint
   agreement dated 11/30/07,
   aggregate maturing value
   $500,199,583 (collateralized by
   Corporate obligations valued at
   $510,300,000; 0%-8.86%,
   03/07/11-08/03/52)
   4.79%, 12/03/07                                  195,077,838      195,000,000
                                                                  --------------
   Total Repurchase Agreements
      (Cost $1,340,275,560)                                        1,340,275,560
                                                                  --------------
TOTAL INVESTMENTS(n)(o)-100.15%
   (Cost $4,128,502,372)                                           4,128,502,372
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.15)%                                 (6,241,141)
                                                                  --------------
NET ASSETS-100.00%                                                $4,122,261,231
                                                                  --------------

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
IDR      -- Industrial Development Revenue Bonds
INS      -- Insurer
LOC      -- Letter of Credit
MTN      -- Medium-Term Notes
RACERS   -- Restructured Asset Certificates with Enhanced Returns(SM)
RB       -- Revenue Bonds
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $1,895,618,823, which represented 45.98% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Belgium: 6.55%; France: 8.35%; United Kingdom: 5.43%; other countries less than 5%: 7.5%.

(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on November 30, 2007.

(g) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2007 was $170,000,000, which represented 4.12% of the Fund's Net Assets.

(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l) Principal amount equals value at period end. See Note 1F. (m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(n) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(o)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Tax-Exempt Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-98.59%

ALASKA-1.56%
Alaska (State of) Industrial
   Development Authority
   (Providence Medical Office
   Building Project); Series 1985,
   VRD IDR (LOC-KBC Bank N.V.)
   3.40%, 06/01/10 (b)(c)(d)             --    VMIG-1   $   2,540   $  2,540,000

CALIFORNIA-0.57%
Alameda (County of) Industrial
   Development Authority (Heat &
   Control, Inc. Project); Series
   1995 A, VRD RB (LOC-Comerica Bank)
   3.68%, 11/01/25 (b)(c)(e)            A-1        --         930        930,000

COLORADO-3.49%
Colorado (State of) Housing and
   Finance Authority (Genesis
   Innovations, LLC and Saddlenotch,
   LLC Project); Series 2001,
   Economic Development RB VRD
   (LOC-JPMorgan Chase Bank, N.A.)
   3.90%, 09/01/21 (b)(c)(e)            A-1+       --         265        265,000
Colorado (State of) Student
   Obligation Bond Authority;
   Series 1999 A-2, Sr. Lien Student
   Loan VRD RB (INS-Ambac Assurance
   Corp.)
   3.75%, 07/01/27 (c)(e)(f)             --    VMIG-1       2,000      2,000,000
Concord (Metropolitan District of);
   Series 2004, Refunding &
   Improvement Unlimited Tax VRD GO
   (LOC-Wells Fargo Bank, N.A.)
   3.75%, 12/01/29 (b)(c)               A-1+       --         800        800,000
Denver (City & County of) Series 1992
   F, Airport System VRD RB
   (LOC-Lloyds TSB Bank PLC)
   3.67%, 11/15/25 (b)(c)(d)(e)         A-1+   VMIG-1       1,950      1,950,000

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
COLORADO-(CONTINUED)
Idaho Springs (City of)
   (Safeway Inc. Projects);
   Series 1993, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   3.90%, 06/01/08 (b)(c)(d)            A-1        --   $     310   $    310,000
Loveland (City of) (Safeway Inc.
   Projects); Series 1993, Refunding
   VRD IDR (LOC-Deutsche Bank A.G.)
   3.90%, 06/01/08 (b)(c)(d)            A-1        --         370        370,000
                                                                    ------------
                                                                       5,695,000
                                                                    ------------
FLORIDA-6.56%
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Florida (State of)
   Department of Environmental
   Protection); Series 2001-722,
   Floating Rate Trust Ctfs. VRD RB
   (Acquired 11/21/07; Cost
   $9,605,000) 3.71%, 07/01/22
   (c)(g)(h)                            A-1+       --       9,605      9,605,000
Orange (County of) Housing Finance
   Authority (Windsor Pines Project);
   Series 2000 E, Multi-Family
   Housing VRD RB
   (LOC-Bank of America, N.A.)
   3.72%, 03/01/35 (b)(c)(e)             --    VMIG-1         940        940,000
Orlando (City of) Utilities
   Commission; Series 1978, Water &
   Electric RB
   6.38%, 04/01/08 (i)                   --       Aaa         150        151,379
                                                                    ------------
                                                                      10,696,379
                                                                    ------------
GEORGIA-7.78%
Burke (County of) Development
   Authority (Oglethorpe Power Corp.
   Vogtle Project); Series 2006 B-4,
   PCR (INS-Ambac Assurance Corp.)
   3.65%, 12/04/07 (f)                  A-1+   VMIG-1       5,900      5,900,000

Premier Tax-Exempt Portfolio

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
GEORGIA-(CONTINUED)
JPMorgan PUTTERs (Atlanta (City of)
   Water & Wastewater);
   Series 2004-520, VRD RB
   (Acquired 10/01/07; Cost
   $6,000,000) 3.66%, 05/01/12
   (c)(g)(h)                            A-1        --   $   6,000   $  6,000,000
Tallapoosa (City of) Development
   Authority (U.S. Can Co. Project);
   Series 1994, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   3.85%, 02/01/15 (b)(c)(d)            A-1        --         800        800,000
                                                                    ------------
                                                                      12,700,000
                                                                    ------------

ILLINOIS-12.08%
Chicago (City of) (Churchview
   Supportive Living Facility);
   Series 2003, Multi-Family Housing
   VRD RB (LOC-Harris N.A.) (Acquired
   11/01/05; Cost $1,900,000)
   3.73%, 03/01/33 (b)(c)(e)(g)          --    VMIG-1       1,900      1,900,000
Cook (County of) Consolidated High
   School District Number 230;
   Series 1999, School Building
   Unlimited Tax GO (INS-Ambac
   Assurance Corp.)
   5.50%, 12/01/07 (f)                  AAA        --         250        250,000
Illinois (State of) Development
   Finance Authority (Aurora Central
   Catholic High School); Series
   1994, VRD RB (LOC-Allied Irish
   Banks PLC)
   3.85%, 04/01/24 (b)(c)(d)            A-1        --       1,000      1,000,000
Illinois (State of) Development
   Finance Authority (Crown Court
   Properties, Ltd. Project); Series
   2001 A, Housing VRD RB (LOC-Bank
   of America, N.A.) (Acquired
   11/16/07; Cost $2,110,000)
   3.67%, 03/01/27 (b)(c)(g)            A-1+       --       2,110      2,110,000
Illinois (State of) Development
   Finance Authority (Providence-St.
   Mel School Project); Series 2002,
   VRD RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.63%, 06/01/37 (b)(c)                --    VMIG-1       1,500      1,500,000

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Development
   Finance Authority (Revcor, Inc.
   Project); Series 1996, VRD IDR
   (LOC-Bank of America, N.A.)
   (Acquired 10/16/07; Cost $325,000)
   4.09%, 06/01/08 (b)(c)(e)(g)         A-1+       --   $     325   $    325,000
Illinois (State of) Educational
   Facilities Authority (Dominican
   University); Series 2000 B, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.63%, 10/01/30 (b)(c)(d)(j)          --    VMIG-1       3,789      3,789,000
Illinois (State of) Finance Authority
   (Jewish Charities Revenue
   Anticipation Note Program); Series
   2007 A, VRD RB (LOC-Harris N.A.)
   3.65%, 06/30/08 (b)(c)               A-1+       --       8,835      8,835,000
                                                                    ------------
                                                                      19,709,000
                                                                    ------------
INDIANA-1.58%
Indiana (State of) Bond Bank;
   Series 2007 A, Advance Funding
   Program RN
   4.25%, 01/31/08                     SP-1+       --         700        700,464
Indiana (State of) Health
   Facility Financing Authority
   (Stone Belt Arc,  Inc. Project);
   Series 2005, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.85%, 02/01/25 (b)(c)                --    VMIG-1         500        500,000
Indiana (State of) Housing Finance
   Authority (Pedcor Investments-
   Cumberland Crossing Apartments
   Development); Series 1997 M-B,
   Multi-Family Housing VRD RB
   (LOC-Federal Home Loan Bank of
   Indianapolis)
   3.72%, 01/01/29 (b)(c)(e)             --    VMIG-1         744        744,000
Portage (City of) (Pedcor Investments
   -Port Crossing III Apartments
   Project); Series 1995 B, Economic
   Development VRD RB (LOC-Federal
   Home Loan Bank of Indianapolis)
   3.80%, 08/01/30 (b)(c)(e)             --    VMIG-1         627        627,000
                                                                    ------------
                                                                       2,571,464
                                                                    ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Tax-Exempt Portfolio

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
IOWA-1.84%
Orange City (City of) (Vogel
   Enterprises, Ltd. Project);
   Series 2002, VRD IDR
   (LOC-U.S. Bank, N.A.)
   3.74%, 04/01/17 (b)(c)(e)            A-1+       --   $   3,000   $  3,000,000

KENTUCKY-4.85%
Ewing (City of) Kentucky Area
   Development Districts Financing
   Trust; Series 2000, Lease
   Acquisition Program VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.71%, 06/01/33 (b)(c)(j)            A-1+       --       7,907      7,907,000

MARYLAND-3.35%
Baltimore (County of) (Blue Circle
   Inc. Project); Series 1992
   Refunding, Economic Development
   VRD RB (LOC-BNP Paribas)
   3.63%, 12/01/17 (b)(c)(d)(j)          --    VMIG-1       5,463      5,463,000

MICHIGAN-2.83%
Bruce (Township of) Hospital Finance
   Authority Sisters of Charity
   Health Care Systems (St. Joseph
   Hospital Centers Project); Series
   1988 B, Health Care System VRD RB
   (INS-MBIA Insurance Corp.)
   3.50%, 05/01/18 (c)(f)               A-1+   VMIG-1         300        300,000
Kent (County of) Hospital Finance
   Authority (Metropolitan Hospital
   Project); Series 2005 B, Refunding
   VRD RB (LOC-Bank of America, N.A.)
   3.63%, 07/01/40 (b)(c)               A-1+       --       2,700      2,700,000
Michigan (State of) Housing
   Development Authority (Berrien
   Woods III Apartments); Series
   2000 B, Multi-Family Housing VRD
   RB (LOC-Federal Home Loan Bank of
   Indianapolis)
   3.75%, 07/01/32 (b)(c)(e)            A-1+       --         250        250,000
Michigan (State of) State Building
   Authority; Series 5, Commercial
   Paper Notes (Multi LOC's- Bank of
   New York, State Street Bank &
   Trust Co.)
   3.57%, 12/20/07 (b)                  A-1+      P-1         750        750,000

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
MICHIGAN-(CONTINUED)
Oakland (County of) Economic
   Development Corp. (Rochester
   College Project); Series 2001,
   Limited Obligation VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   3.63%, 08/01/21 (b)(c)(j)             --    VMIG-1   $     623   $    623,000
                                                                    ------------
                                                                       4,623,000
                                                                    ------------
MISSOURI-6.13%
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. ( St. Louis
   (Metropolitan District of) Sewer
   Wastewater System), Series
   2006-2076, Floating Rate Trust
   Ctfs. VRD RB (Acquired 11/30/07;
   Cost $10,000,000) 3.68%, 05/01/36
   (c)(g)(h)                             --    VMIG 1      10,000     10,000,000

NEVADA-0.92%
Las Vegas (City of) Convention and
   Visitors Authority; Series 2006 A,
   Commercial Paper Notes (Multi
   LOC's-Bank of Nova Scotia, Fortis
   Bank N.V./S.A., State Street Bank
   & Trust Co.)
   3.53%, 01/15/08 (b)(d)               A-1+      P-1       1,500      1,500,000

NEW YORK-3.92%
New York (City of) Industrial
   Development Agency (2002 Abigal
   Press Inc. Project); VRD IDR
   (LOC-JPMorgan Chase Bank, N.A.)
   3.85%, 12/01/18 (b)(c)(e)            A-1+       --         390        389,800
Reset Option Ctfs. Trust II-R
   (New York (State of) Thruway
   Authority) Series 12045 VRD RB
   (Acquired 11/30/07; Cost
   $6,000,000) 3.71%, 01/01/32
   (c)(g)(h)                            A-1+       --       6,000      6,000,000
                                                                    ------------
                                                                       6,389,800
                                                                    ------------
NORTH CAROLINA-6.13%
North Carolina (State of) Medical
   Care Commission (Person Memorial
   Hospital); Series 2005, Health
   Care Facilities VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.63%, 01/01/35 (b)(c)                --    VMIG-1      10,000     10,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Tax-Exempt Portfolio

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
OKLAHOMA-0.43%
Tulsa (County of) Industrial
   Authority; Series 2003 A, Capital
   Improvements VRD RB
   3.45%, 05/15/17 (c)                  A-1+       --   $     700   $    700,000

PENNSYLVANIA-2.68%
Franklin (County of) Industrial
   Development Authority
   (Chambersburg Hospital Obligated
   Group Projects);
   Series 2000, Health Care VRD IDR
   (INS-Ambac Assurance Corp.)
   3.68%, 12/01/24 (c)(f)               A-1+       --       4,380      4,380,000

TENNESSEE-4.04%
Covington (Town of) Industrial
   Development Board (Charms Co.
   Project); Series 1992, VDR IDR
   (LOC-Bank of America, N.A.)
   3.73%, 06/01/27 (b)(c)(e)             --    VMIG-1       2,400      2,400,000
Morristown (City of) Health,
   Educational and Housing Facilities
   Board (All Saints Episcopal
   School, Inc. Project); Series
   2001, VRD RB (LOC-SunTrust Bank)
   3.65%, 08/01/16 (b)(c)                --    VMIG-1       1,700      1,700,000
Sevier (County of) Public Building
   Authority; Series 1997 II E-3
   Government Public Improvement VRD
   RB (INS-Ambac Assurance Corp.)
   3.68%, 06/01/10(c)(f)                 --    VMIG-1         835        835,000
   Series 1997 II F-1 Government
   Public Improvement VRD RB
   (INS-Ambac Assurance Corp.)
   3.68%, 06/01/17(c)(f)                 --    VMIG-1         725        725,000
   Series 1997 II F-2 Government
   Public Improvement VRD RB
   (INS-Ambac Assurance Corp.)
   3.68%, 06/01/17(c)(f)                 --    VMIG-1         925        925,000
                                                                    ------------
                                                                       6,585,000
                                                                    ------------
TEXAS-6.38%
Collin (County of); Series
   2005, Permanent Improvement
   Refunding Limited Tax GO
   4.00%, 02/15/08                      AAA       Aaa         300        300,114

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
TEXAS-(CONTINUED)
Crawford (City of) Education
   Facilities Corp. Parking
   (University Parking System
   Project); Series 2004 A,
   Refunding VRD RB (LOC-BNP
   Paribas)
   3.67%, 05/01/35 (b)(c)(d)             --    VMIG-1   $   5,000   $  5,000,000
Houston (City of) Higher
   Education Finance Corp.
   (Tierwester Oaks & Richfield
   Manor Projects); Series 2003
   A, Housing VRD RB (LOC-Bank
   of New York)
   3.70%, 03/01/33 (b)(c)                --    VMIG-1       5,000      5,000,000
Texas (State of) Transportation
   Commission (State Highway
   Fund); Series 2006-A, First
   Tier RB
   5.00%, 04/01/08                      AAA       Aa1         100        100,397
                                                                    ------------
                                                                      10,400,511
                                                                    ------------
UTAH-0.25%
University of Utah Board of
   Regents; Series 1998,
   Hospital RB
   5.25%, 08/01/08 (i)(k)                AA       Aa2         400        407,781

VERMONT-1.10%
Vermont (State of) Student
   Assistance Corp.; Series
   1985, Student Loan VRD RB
   (LOC-State Street Bank &
   Trust Co.)
   3.40%, 01/01/08 (b)(c)                --    VMIG-1       1,800      1,800,000

WASHINGTON-18.91%
Lake Tapps Parkway Properties;
   Series 1999 A, Special Revenue VRD
   RB (LOC-U.S. Bank, N.A.)
   3.67%, 12/01/19 (b)(c)(j)             --    VMIG-1       2,300      2,300,000
Seattle (Port of) Industrial
   Development Corp. (Sysco
   Food Services of Seattle,
   Inc. Project); Series 1994,
   Refunding VRD IDR
   3.66%, 11/01/25 (c)(j)               A-1+   VMIG-1       6,287      6,287,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Tax-Exempt Portfolio

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
WASHINGTON-(CONTINUED)
Washington (State of) Health
   Care Facilities Authority
   (Swedish Health Services);
   Series 2006, VRD RB
   (LOC-Citibank N.A.)
   (Acquired 08/13/07; Cost
   $14,478,000)  3.69%,
   11/15/26 (b)(c)(g)(j)                A-1+   VMIG-1   $  14,478   $ 14,478,000
Washington (State of) Housing
   Finance Commission (LTC
   Properties, Inc. Project);
   Series 1995, Multi-Family
   VRD RB (LOC-U.S. Bank, N.A.)
   3.74%, 12/01/15 (b)(c)(e)            A-1+       --       3,315      3,315,000
Washington (State of) Housing Finance
   Commission (Sherwood Springs
   Apartments Project); Series 1997
   A, Multi-Family VRD RB (LOC-U.S.
   Bank, N.A.) 3.74%, 09/01/27
   (b)(c)(e)                            A-1+       --       4,460      4,460,000
                                                                    ------------
                                                                      30,840,000
                                                                    ------------
WISCONSIN-1.21%
Madison (City of) Community
   Development Authority (Hamilton
   Point Apartments
   Project); Series 1997 A, Refunding
   Multi-Family Housing VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   (Acquired 08/28/02; Cost $825,000)
   3.76%, 10/01/22 (b)(c)(g)(l)          --        --         825        825,000
River Falls (City of) (Quadion
   Corp. Project); Series 1994,
   VRD IDR (LOC-U.S. Bank,
   N.A.) (Acquired 11/15/07;
   Cost $855,000) 3.74%,
   11/01/14 (b)(c)(e)(g)                A-1+       --         855        855,000
Rock (County of); Series 2007,
   Promissory Notes Unlimited
   Tax GO
   4.25%, 07/10/08                       --      MIG1         300        300,781
                                                                    ------------
                                                                       1,980,781
                                                                    ------------
TOTAL INVESTMENTS(m)(n)-98.59%
   (Cost $160,818,716)                                               160,818,716
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-1.41%                                    2,306,789
                                                                    ------------
NET ASSETS-100.00%                                                  $163,125,505
                                                                    ============

Investment Abbreviations:

Ctfs. -- Certificates
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
LOC   -- Letter of Credit
PCR   -- Pollution Control Revenue Bonds
Sr.   -- Senior
RB    -- Revenue Bonds
RN    -- Revenue Notes
VRD   -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 6.4%; other countries less than 5%: 7.4%.

(e)  Security subject to the alternative minimum tax.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $52,098,000, which represented 31.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Synethetic municipal instruments; involves the deposit inot a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the fund. The trustee recieves the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(l) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier Tax-Exempt Portfolio

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                            Percentage
--------                            ----------
Ambac Assurance Corp.                  9.2%
Citibank N.A.                          8.9%
U.S. Bank, N.A.                        8.5%
Financial Security Assurance Inc.      7.4%
Harris N.A.                            6.6%
BNP Paribas                            6.4%
MBIA Insurance Corp.                   6.3%
Branch Banking & Trust Co.             6.1%
Financial Guaranty Insurance Co.       5.9%
Bank of America, N.A.                  5.2%

(n)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Premier U.S. Government Money Portfolio

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                            ---------   ---------   ------------
U.S. GOVERNMENT AGENCY SECURITIES-32.41%
FEDERAL FARM CREDIT BANK (FFCB)-2.64%
Floating Rate Bonds,
   4.57%(a)                                  05/02/08   $   2,000   $  1,999,834
   4.54%(a)                                  03/17/09       2,000      2,000,000
                                                                    ------------
                                                                       3,999,834
                                                                    ------------

FEDERAL HOME LOAN BANK (FHLB)-8.95%
Unsec. Bonds,
   4.65%                                     11/21/08       1,000      1,000,000
   4.57%                                     11/28/08       1,000      1,000,000
Unsec. Disc. Notes,(b)
   4.37%                                     01/11/08       5,000      4,975,087
   4.29%                                     02/27/08       2,000      1,979,026
   4.25%                                     03/03/08       1,690      1,671,445
   4.16%                                     05/14/08       3,000      2,942,732
                                                                    ------------
                                                                      13,568,290
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.08%
Series M006, Class A,                        10/15/45
   Taxable Multi-Family VRD
   Ctfs., 4.82%(c)                                          8,912      8,912,307
Unsec. Disc. Notes, (b)
   5.12%                                     12/06/07       1,000        999,289
   5.04%                                     12/31/07         500        497,901
   4.18%                                     04/25/08       5,000      4,915,239
Unsec. Floating Rate Global                  09/30/08       3,000      2,998,499
   Notes, 5.07%(a)
                                                                    ------------
                                                                      18,323,235
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-8.74%
Unsec. Disc. Notes, (b)
   4.36%                                     01/30/08       5,000      4,963,667
   4.29%                                     02/15/08       5,000      4,954,716
   4.85%                                     02/20/08       1,000        989,088
   5.06%                                     02/29/08         891        879,729
   4.99%                                     04/25/08         500        489,891
   5.00%                                     05/12/08         500        488,680
   5.01%                                     06/06/08         500        486,919
                                                                    ------------
                                                                      13,252,690
                                                                    ------------
      Total U.S. Government Agency
         Securities (Cost $49,144,049)                                49,144,049
                                                                    ------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-32.41%
   (Cost $49,144,049)                                                 49,144,049
                                                                    ------------

                                                       REPURCHASE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENTS-67.86%(d)
ABN AMRO Bank N.V., Joint agreement
   dated 11/30/07, aggregate maturing
   value $250,094,792 (collateralized
   by U.S. Government obligations
   valued at $255,000,732;
   3.75%-7.13%, 12/03/07-02/15/30)
   4.55%, 12/03/07                                    $ 6,002,275   $  6,000,000
Banc of America Securities LLC, Joint agreement
   dated 11/30/07, aggregate maturing value
   $300,113,750, (collateralized by U.S. Government
   obligations valued at $306,000,044; 0%-5.25%,
   05/02/08-09/15/16) 4.55%, 12/03/07                   6,002,275      6,000,000
Barclays Capital Inc., Joint agreement
   dated 11/30/07, aggregate maturing
   value $222,090,401 (collateralized
   by U.S. Government obligations
   valued at $226,446,665;
   5.94%-5.95%, 08/03/17-08/10/17)
   4.54%, 12/03/07                                      6,002,270      6,000,000
BNP Paribas Securities Corp., Joint
   agreement dated 11/30/07, aggregate
   maturing value $250,094,792
   (collateralized by U.S. Government
   obligations valued at $255,000,621;
   4.50%-5.93%, 11/20/09-06/05/17)
   4.55%, 12/03/07                                      6,002,275      6,000,000
Citigroup Global Markets Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $250,094,792
   (collateralized by U.S. Government
   obligations valued at $255,000,802;
   0%-4.75%, 12/13/07-02/15/16)
   4.55%, 12/03/07                                      6,002,275      6,000,000
Credit Suisse Securities (USA) LLC,
   Joint agreement dated 11/30/07,
   aggregate maturing value
   $250,094,792 (collateralized by
   U.S. Government obligations valued
   at $258,202,836; 0%-5.75%,
   07/14/08-03/07/22)
   4.55%, 12/03/07                                      6,002,275      6,000,000

Premier U.S. Government Money Portfolio

                                                      REPURCHASE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENTS-(CONTINUED)
Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/07, aggregate
   maturing value $500,189,583
   (collateralized by U.S. Government
   obligations valued at $510,000,465;
   3.88%-6.00%, 02/13/08-05/14/18)
   4.55%, 12/03/07                                    $35,013,271   $ 35,000,000
Fortis Securities LLC., Joint
   agreement dated 11/30/07, aggregate
   maturing value $275,104,271
   (collateralized by U.S. Government
   obligations valued at $280,501,156;
   4.30%-5.75%, 12/05/07-03/02/12)
   4.55%, 12/03/07                                      6,002,275      6,000,000
Goldman, Sachs & Co., Joint agreement
   dated 11/30/07, aggregate maturing
   value $100,037,667 (collateralized
   by a U.S. Government obligation
   valued at $102,000,510; 5.25%,
   02/15/29) 4.52%, 12/03/07                            6,002,260      6,000,000
RBC Capital Markets Corp., Joint
   agreement dated 11/30/07, aggregate
   maturing value $550,208,542
   (collateralized by U.S. Government
   obligations valued at $561,000,612;
   0%-6.50%, 12/03/07-06/25/27)
   4.55%, 12/03/07                                     13,932,286     13,927,005
Societe Generale S.A., Joint agreement
   dated 11/30/07, aggregate maturing
   value $150,056,875 (collateralized
   by U.S. Government obligations
   valued at $153,000,103; 0%-6.00%,
   02/01/08-10/15/23)
   4.55%, 12/03/07                                      6,002,275      6,000,000
                                                                    ------------
      Total Repurchase Agreements
         (Cost $102,927,005)                                         102,927,005
                                                                    ------------
TOTAL INVESTMENTS-100.27%
   (Cost $152,071,054) (e)                                           152,071,054
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(0.27)%                                   (403,246)
                                                                    ------------
NET ASSETS-100.00%                                                  $151,667,808
                                                                    ------------

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(d)  Principal amount equals value at period end. See Note 1F.

(e)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Treasurer's Series Trust

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUNDS - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

E. RISKS INVOLVED IN INVESTING IN U.S. GOVERNMENT FUNDS- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

AIM Treasurer's Series Trust

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.